BOSTON PRIVATE FINANCIAL HOLDINGS, INC.

Ten Post Office Square

Boston, MA 02109

April 5, 2005

Via Facsimile and EDGAR Transmission

Securities and Exchange Commission

Division of Corporation Finance

450 Fifth Street, N.W.

Washington, D.C. 20549

Attention: Mr. Gregory Dundas

Re:	Boston Private Financial Holdings, Inc.
Boston Private Capital Trust I
Registration Statement on Form S-3 (File No. 333-121977)

Dear Mr. Dundas:

Pursuant to Rule 461 of the Securities Act of 1933, as amended, Boston Private Financial Holdings, Inc.(“BPFH”) and Boston Private Capital Trust I (the “Trust”) do hereby respectfully request acceleration of the effective time of the above-referenced Registration Statement so that it may become effective at 4:00 p.m., Eastern Time, on April 5, 2005, or as soon as possible thereafter.

As requested in the letter of Mr. Christian Windsor, Special Counsel of the Division of Corporation Finance of the Securities and Exchange Commission (the “Commission”), dated January 28, 2005 to Timothy L. Vaill, Chairman and Chief Executive Officer of BPFH, BPFH and the Trust acknowledge that:

•	a declaration of effectiveness of the Registration Statement does not foreclose the Commission from taking any action with respect to the filing;

•	a declaration of effectiveness of the Registration Statement does not relieve BPFH and/or the Trust from responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	neither BPFH nor the Trust may assert Commission staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you should have any questions regarding this request, please contact Kathryn I. Murtagh, Esq. or Catherine M. Purdon, Esq. of Goodwin Procter LLP at (617) 570-1871 or (617) 570-8335, respectively.

Very truly yours, Boston Private Financial Holdings, Inc.

By:	/s/ Walter M. Pressey
Walter M. Pressey President